Investment in Equity-Accounted Associate	12 Months Ended
Jun. 30, 2025
Investment in Equity-Accounted Associate [Abstract]
INVESTMENT IN EQUITY-ACCOUNTED ASSOCIATE
13.	INVESTMENT IN EQUITY-ACCOUNTED ASSOCIATE

	30 June 2025 $	30 June 2024 $
Investments in associates	350,068	343,239

a)	Investment details

	30 June 2025	30 June 2024
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	The Group holds a 20% interest in EV Resources GmbH, the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.

b)	Movement in the carrying amount of the investment in associates

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	343,239	-
Initial investment	-	345,502
Share of net income/(losses) recognised during the year	6,829	(2,263)
Balance at end of year	350,068	343,239
c)	Summarised financial information based on unaudited accounts

EV Resources GmbH

	30 June 2025 $	30 June 2024 $
Current assets	9,054	3,415
Non-current assets	343,337	300,384
Current liabilities	(458,052)	(431,372)
Non-current liabilities	-	-
Equity	105,662	127,573

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2025.

	30 June 2025 $	30 June 2024 $
Revenue and other income	-	-
Depreciation	-	-
Loss before tax	34,145	(11,315)
Income tax expense	-	-
Loss for the year	34,145	(11,315)
Total comprehensive (loss) for the year	-	-
Group’s share of (loss) for the year	6,829	(2,263)

d)	Impairment assessment

The carrying amount of the investments in associates were assessed for impairment at 30 June 2025. As at 30 June 2025, management are of the view that no indication of impairment at the reporting date.